Cost of Sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost of sales	$ 43,405	$ 144,548
Salaries and Related Expenses [Member]
Cost of sales	8,074	35,142
Share Based Compensation [Member]
Cost of sales	5,402	14,531
Materials [Member]
Cost of sales	16,692	69,390
Vehicle Maintenance [Member]
Cost of sales	2,063	8,455
Travel Expenses [Member]
Cost of sales	978	3,408
Transportation and Storage [Member]
Cost of sales	5,632	13,299
Other Expenses [Member]
Cost of sales	$ 4,564	$ 323